Financial Instruments - Summary of Carrying Amount and Fair Values of Financial Assets and Financial Liabilities by Fair value (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Short-term financial instruments	₩ 1,212,643	₩ 6,540,407
Cash and cash Equivalents	6,767,898	6,670,879
Other receivables	2,261,323	1,947,529
Borrowings	25,997,367	25,970,379
Other financial liabilities	2,989,425
Financial guarantee liabilities	13,916
Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial assets	30,556,986	32,687,927
Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial liabilities	36,247,865	35,312,072
Financial assets at fair value through profit or loss [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative assets	946,393	291,541
Short-term financial instruments	1,212,643	6,540,407
Equity securities	52,222	99,254
Debt securities	113,728	88,196
Other securities	762,177	669,687
Derivative hedging instruments	16,483	9,601
Financial assets at fair value through other comprehensive income [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities	1,119,322	1,694,277
Financial assets at financial assets measured at amortized cost [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities	402,644	295,201
Cash and cash Equivalents	6,767,898	6,670,879
Trade accounts and notes receivable	9,374,086	9,155,521
Other receivables	2,739,523	2,750,036
Deposit instruments	6,445,428	4,423,327
Financial liabilities at fair value through profit or loss [Member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative liabilities	105,187	116,748
Borrowings	39,053	1,756,691
Other financial liabilities		119,258
Derivative hedging instruments	5,835	3,174
Financial liabilities measured at amortized cost [member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Other financial liabilities	68,857	65,256
Trade accounts and notes payable	6,161,177	5,782,825
Borrowings	25,958,314	24,213,689
Financial guarantee liabilities	13,916	12,972
Other	3,895,526	3,241,459
Fair value [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial assets	4,827,407	9,392,963
Fair value [member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial liabilities	26,317,069	26,306,037
Fair value [member] | Financial assets at fair value through profit or loss [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative assets	946,393	291,541
Short-term financial instruments	1,212,643	6,540,407
Equity securities	52,222	99,254
Debt securities	113,728	88,196
Other securities	762,177	669,687
Derivative hedging instruments	16,483	9,601
Fair value [member] | Financial assets at fair value through other comprehensive income [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities	1,119,322	1,694,277
Fair value [member] | Financial assets at financial assets measured at amortized cost [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Other receivables		0
Fair value [member] | Financial liabilities at fair value through profit or loss [Member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative liabilities	105,187	116,748
Borrowings	39,053	1,756,691
Other financial liabilities		119,258
Derivative hedging instruments	5,835	3,174
Fair value [member] | Financial liabilities measured at amortized cost [member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Other financial liabilities	0
Borrowings	26,166,994	24,310,166
Level 1 [member] | Fair value [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial assets	1,334,412	1,600,870
Level 1 [member] | Fair value [member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial liabilities	39,053	1,756,691
Level 1 [member] | Fair value [member] | Financial assets at fair value through profit or loss [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities	26,792	61,665
Other securities		0
Level 1 [member] | Fair value [member] | Financial assets at fair value through other comprehensive income [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities	703,181	1,539,205
Level 1 [member] | Fair value [member] | Financial liabilities at fair value through profit or loss [Member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Borrowings	39,053	1,756,691
Other financial liabilities		0
Level 2 [member] | Fair value [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial assets	2,258,218	6,917,002
Level 2 [member] | Fair value [member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial liabilities	26,278,016	24,430,088
Level 2 [member] | Fair value [member] | Financial assets at fair value through profit or loss [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative assets	946,393	291,541
Short-term financial instruments	1,212,643	6,540,407
Debt securities	82,699	75,183
Other securities	0	270
Derivative hedging instruments	16,483	9,601
Level 2 [member] | Fair value [member] | Financial liabilities at fair value through profit or loss [Member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative liabilities	105,187	116,748
Other financial liabilities		0
Derivative hedging instruments	5,835	3,174
Level 2 [member] | Fair value [member] | Financial liabilities measured at amortized cost [member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Borrowings	26,166,994	24,310,166
Level 3 [member] | Fair value [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial assets	1,234,777	875,091
Level 3 [member] | Fair value [member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial liabilities	0	119,258
Level 3 [member] | Fair value [member] | Financial assets at fair value through profit or loss [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities	25,430	37,589
Debt securities	31,029	13,013
Other securities	762,177	669,417
Level 3 [member] | Fair value [member] | Financial assets at fair value through other comprehensive income [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities	416,141	155,072
Level 3 [member] | Fair value [member] | Financial assets at financial assets measured at amortized cost [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Other receivables		0
Level 3 [member] | Fair value [member] | Financial liabilities at fair value through profit or loss [Member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Other financial liabilities		₩ 119,258
Level 3 [member] | Fair value [member] | Financial liabilities measured at amortized cost [member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Other financial liabilities	₩ 0